Summary of Significant Accounting Policies Summary of Significant Accounting Policies - Schedule of Expected Amortization of Intangible Assets and Liabilities (Details) (USD $)
In Thousands, unless otherwise specified
						12 Months Ended
	Dec. 31, 2013 Above and Below Market Leases, Net		Dec. 31, 2013 Other Intangible Assets		Dec. 31, 2012 Other Intangible Assets	Dec. 31, 2013 Building Fee Ownership [Member] Minimum	Dec. 31, 2013 Building Fee Ownership [Member] Maximum	Dec. 31, 2013 Building Leasehold Interest [Member] Minimum	Dec. 31, 2013 Land Improvements [Member] Minimum	Dec. 31, 2013 Land Improvements [Member] Maximum
Finite-Lived Intangible Assets [Line Items]
Property, Plant and Equipment, Useful Life						30 years	40 years	40 years	10 years	30 years
Intangible Assets and Liabilities Amortization Expense, 2014	$ 934	[1]
Intangible Assets and Liabilities Amortization Expense, 2015	873	[1]
Finite Lived Intangible Assets and Liabilities Amortization Expense Year Three	855	[1]
Finite Lived Intangible Assets and Liabilities Amortization Expense Year Four	898	[1]
Finite Lived Intangible Assets and Liabilities Amortization Expense Year Five	571	[1]
Finite Lived Intangible Assets and Liabilities Amortization Expense Year Thereafter	2,656	[1]
Finite Lived Intangible Assets and Liabilities Net	6,787	[1]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			11,799	[1]
Finite-Lived Intangible Assets, Amortization Expense, Year Two			10,474	[1]
Finite-Lived Intangible Assets, Amortization Expense, Year Three			9,307	[1]
Finite-Lived Intangible Assets, Amortization Expense, Year Four			7,293	[1]
Finite-Lived Intangible Assets, Amortization Expense, Year Five			5,388	[1]
Finite-Lived Intangible Assets, Amortization Expense, after Year Five			6,591	[1]
Finite-Lived Intangible Assets, Net			$ 50,852	[1],[2]	$ 60,124

[1]	Identified intangibles will be amortized through periods ending December 2025.
[2]	The decrease from prior year relates to the deconsolidation of certain N-Star CDOs. Refer to Note 3 for further disclosure.